Summary of Significant Accounting Policies (Tables)	12 Months Ended
Feb. 28, 2019
Accounting Policies [Abstract]
Schedule of Balances and Amounts of VIEs and Subsidiaries

The following consolidated financial statement balances and amounts of the Company's VIEs and their subsidiaries, were included in the accompanying consolidated financial statements after the elimination of intercompany balances and transactions among the Company, its subsidiaries, its VIEs and VIEs’ subsidiaries.

	As at
	February 28,	February 28,
	2018	2019
	RMB	RMB	USD
ASSETS
Total current assets	212,468	149,274	22,309
Total non-current assets	38,697	272,277	40,692
TOTAL ASSETS	251,165	421,551	63,001

LIABILITIES
Total current liabilities	124,127	153,201	22,896
Total non-current liabilities	—	10,903	1,629
TOTAL LIABILITIES	124,127	164,104	24,525

	Year Ended
	February28,	February28,	February28,
	2017	2018	2019
	RMB	RMB	RMB	USD
Total revenue	203,188	300,533	335,643	50,162
Operating income	63,439	79,863	24,929	3,726
Net income	45,802	63,489	25,834	3,861
Net cash provided by operating activities	120,804	88,619	119,185	17,812
Net cash used in investing activities	(10,176)	(11,812)	(151,373)	(22,623)
Net cash provided by financing activities	—	3,550	3,897	582

Schedule of Estimated Useful Lives of Property and Equipment	Property and equipment consists of the following and depreciation is calculated on a straight-line basis over the following estimated useful lives:

Electronic equipment	3 - 5 years
Office equipment & Furniture	3 - 5 years
Motor vehicles	3 - 5 years
Leasehold improvement	Shorter of the lease term or expected useful life

Schedule of Amortization Periods by Intangible Asset Classes

Acquired intangible assets other than goodwill consist of trade name, student base and customer relationship, school cooperation agreements and non-compete agreement which are carried at cost, less accumulated amortization and impairment. Intangible assets with finite lives are amortized over their estimated useful lives. The useful life of an intangible asset is the period over which the asset is expected to contribute directly or indirectly to future cash flows. The amortization periods by intangible asset classes are as follows:

Trade name	10 - 20 years
Student base and customer relationship	3 - 9 years
School cooperation agreements	5 years
Non-compete agreements	3 years
Software	5 years

The Group did not recognize any impairment loss on intangible asset during the years ended February 28, 2017, 2018 and 2019.

Disaggregation of Revenue

The following tables represent disaggregation of Group's revenue from contracts with customers by main education programs for the years ended February 28, 2017, 2018 and 2019. The Group’s revenue is reported net of value added taxes and surcharges.

	For the year ended
	February 28	February 28	February 28
	2017	2018	2019
	RMB	RMB	RMB	USD
Standard programs	162,227	201,876	255,147	38,132
Ivy programs	33,784	70,458	75,142	11,230
Special programs and others	8,804	29,663	6,785	1,014
Less: sales tax	1,627	1,464	1,431	214
Total	203,188	300,533	335,643	50,162